Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Exceptional Items [abstract]
Impairment of goodwill	$ (2,500)	$ (2,500)
COVID-19 costs		(78)
Restructuring		(60)	$ (58)	[1]
Business and asset disposal (including exceptional impairment losses)		(154)	(24)
Acquisition costs business combinations		(4)	(21)	[1]
Impact on profit from operations		$ (2,796)	$ (103)

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.